TRANSFER OF FINANCIAL ASSETS (Details) $ in Thousands	Dec. 31, 2019 ARS ($)
Securitized Personal Loans
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Asset	$ 2,197,444
Liabilities	1,156,889
Transfers of receivables with recourse
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Asset	$ 41,116